Related Party Balances and Transactions (Details) - Schedule of Related Party - Previously Reported [Member] - USD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Company A [Member]
Related Party Transaction [Line Items]
Amount due from related party Relationship		Owned by the executives of the Company
Amount due from related party Nature		Paid on behalf fees
Amount due from related party		$ 140	[1]
Consulting expense related party Relationship	[2]	Owned by the executives of the Company
Consulting expense related party		$ 324,000	[2]	25,000
Company A One [Member]
Related Party Transaction [Line Items]
Other payable — related party Relationship		Owned by the executives of the Company
Other payable — related party Nature		Consulting fees
Other payable — related party	[2]			25,000
Company B [Member]
Related Party Transaction [Line Items]
Other payable — related party Relationship		Controlled by the immediate family member of the executive of the Company
Other payable — related party Nature		Research and development fees
Other payable — related party		$ 51,168	[3]
Research and development expense related party Relationship		Controlled by the immediate family member of the executive of the Company
Research and development expense related party	[3]	$ 91,168		272,080
Executive [Member]
Related Party Transaction [Line Items]
Short-term loan from related party	[4]			$ 91,235

[1]	As of the date of this report, such balance was repaid by Company A.
[2]	On September 1, 2022, the Company entered into a consulting agreement to receive consulting services provided by a consulting company which is owned by the executives of the Company.
[3]	On September 1, 2022, the Company entered into an agreement with Company B for the research and development project.
[4]	On July 23, 2019, the Company entered into a loan agreement with the executive of the Company. The loan agreement allows the Company to draw up to $1,000,000 and is non-interest bearing. The Company’s imputed interest is immaterial. During the year ended June 30, 2024, the Company made a full repayment to the related party with a total amount of $91,235.